Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Jan. 31, 2016	Jan. 31, 2015
Income Tax Disclosure [Abstract]
Deferred Tax Assets	$ 9,391,000	$ 8,853,000
Less Valuation Allowance	(9,391,000)	(8,853,000)
Deferred Tax Assets, Net